INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Jun. 20, 2016	May 31, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill, beginning balance			$ 2,040,402	$ 2,040,402
Goodwill, ending balance				7,992,700	$ 2,040,402
Cablevision Systems Corporation And Subsidiaries
Goodwill [Roll Forward]
Goodwill, beginning balance			262,345	262,345
Accumulated impairment losses	$ (334,058)
Goodwill, ending balance	262,345			5,838,959	262,345
Indefinite-lived intangible assets, pre-tax impairment						$ 200
Indefinite-lived intangible assets, impairment						5,631
Goodwill impairments	$ 0	$ 0	0	0	0	$ 0
Predecessor | Cablevision Systems Corporation And Subsidiaries
Goodwill [Roll Forward]
Goodwill, beginning balance			$ 596,403	$ 596,403
Goodwill, ending balance					$ 596,403